Expense Example, No Redemption - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2035 Fund	May 30, 2024 USD ($)
Fidelity Advisor Freedom 2035 Fund - Class A
Expense Example, No Redemption:
1 Year	$ 665
3 Years	857
5 Years	1,065
10 Years	1,663
Fidelity Advisor Freedom 2035 Fund - Class C
Expense Example, No Redemption:
1 Year	172
3 Years	533
5 Years	918
10 Years	1,799
Fidelity Advisor Freedom 2035 Fund - Class M
Expense Example, No Redemption:
1 Year	467
3 Years	715
5 Years	981
10 Years	1,743
Fidelity Advisor Freedom 2035 Fund - Class I
Expense Example, No Redemption:
1 Year	70
3 Years	221
5 Years	384
10 Years	859
Fidelity Advisor Freedom 2035 Fund - Class Z
Expense Example, No Redemption:
1 Year	61
3 Years	192
5 Years	335
10 Years	$ 750